Deferred charges, net	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred charges, net
5.	Deferred charges, net

Deferred charges, net as of December 31, 2020 and 2019 consisted of the following:

Dry – docking Costs

As of January 1, 2019	$9,569
Additions	11,066
Amortization	(4,169)
Write – off	(58)
As of December 31, 2019	$16,408
Additions	12,401
Amortization	(5,820)
Write – off	(38)
As of December 31, 2020	$22,951

The Company follows the deferral method of accounting for dry-docking costs in accordance with accounting for planned major maintenance activities, whereby actual costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled dry-docking, which is generally five years. Any remaining unamortized balance from the previous dry-docking are written-off.